LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases
SCHEDULE OF LEASE RECEIVABLES RECOGNIZED

Lease receivable	June 30, 2021	December 31, 2020
Balance, December 31, 2020	$42,856	$-
Additions	609,504	45,856
Interest on lease receivables	1,792	-
Receipt of payments	(13,712)	(3,000)
Balance, June 30, 2021	640,440	42,856
Current portion of lease receivables	(93,735)	(4,297)
Long term potion of lease receivables	$546,705	$38,559

Lease receivable	December 31, 2020
Balance, January 1, 2020	$-
Additions	45,856
Receipt of payments	(3,000)
Balance, December 31, 2020	42,856
Current portion of lease receivable	(4,297)
Long term potion of lease receivable	$38,559

SCHEDULE OF CONSOLIDATED BALANCE SHEET FOR LEASE

Right-of-use assets have been included within fixed assets, net and lease liabilities have been included in operating lease liability on the Company’s consolidated balance sheet.

Right-of-use assets	June 30, 2021	December 31, 2020
Cost	$312,624	$302,477
Accumulated depreciation	(109,709)	(53,158)
Total right-of-use assets	$202,915	$249,319

Lease liability	June 30, 2021	December 31, 2020
Current portion	$127,287	$125,864
Long-term portion	89,660	150,877
Total lease liability	$216,947	$276,741

Right-of-use assets have been included within fixed assets, net and lease liabilities have been included in operating lease liability on the Company’s consolidated balance sheet.

Right-of-use assets	December 31, 2020	December 31, 2019
Cost	$302,477	$178,202
Accumulated depreciation	(53,158)	(39,671)
Total right-of-use assets	$249,319	$138,531

Lease liability	December 31, 2020	December 31, 2019
Current portion	$125,864	$62,935
Long-term portion	150,877	74,225
Total lease liability	$276,741	$137,160

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Future minimum lease payments to be paid by the Company as a lessee for operating leases as of June 30, 2021, for the next three years are as follows:

Operating lease commitments and lease liability	June 30, 2021
Remainder of 2021	$74,455
2022	128,523
2023	40,738
2024	4,691
2025	1,169
Total future minimum lease payments	249,576
Discount	(32,629)
Total	216,947
Current portion of operating lease liabilities	(127,287)
Long-term portion of operating lease liabilities	$89,660

Future minimum lease payments to be paid by the Company as a lessee for operating leases as of December 31, 2020 for the next three years are as follows:

Operating lease commitments and lease liability	December 31, 2020

2021	$152,317
2022	124,565
2023	37,060
2024	1,736
Total future minimum lease payments	315,678
Discount	(38,937)
Total	276,741
Current portion of operating lease liabilities	(125,864)
Long-term portion of operating lease liabilities	$150,877